CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 32,372	$ (1,877)	$ (136,867)
Change in unrealized gains (losses) on marketable securities:
Unrealized gains arising during the period, net of tax	(207)	0	0
Losses (gains) reclassified into earnings, net of tax	0	0	0
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period	(961)	4,273	(11,386)
Losses (gains) reclassified into earnings, net of tax	(5,861)	8,741	7,582
Net current-period other comprehensive income (loss)	(6,615)	13,014	(3,804)
Comprehensive income (loss)	$ 25,757	$ 11,137	$ (140,671)